Revenue	12 Months Ended
Dec. 31, 2025
Revenue
Revenue

Note 31.Revenue

Nature of goods and services

The Group generates revenues from the sale of semiconductors secure chips and from Digital Certificates, Software as a Service, Software license and Post-Contract Customer Support (PCS) for cybersecurity applications, and, with the acquisition of IC’Alps, from the delivery of custom ASIC (Application-Specific Integrated Circuit) design and development services during the pre-production phase, and the supply of manufactured ASIC chips during the production phase. These services and products are typically contracted separately but may also be bundled across multiple phases of the ASIC lifecycle.

For bundled packages, the Group accounts for individual products and services separately if they are distinct – i.e. if a product or service is separately identified from other items in the bundled package and if a customer can benefit from it. The consideration is allocated between separate products and services in a bundle based on their stand-alone selling prices. The stand-alone selling prices are determined based on the list prices when available or estimated based on the Adjusted Market Assessment approach (e.g. licenses), or the Expected Cost-Plus Margin approach (e.g., PCS).

The following table shows the description of the principal activities from which the Group generates its revenue across all reportable segments:

Product and services	Nature, timing of satisfaction of performance obligations and significant payment terms
Certificates

The Group recognizes revenue on a straight-line basis over the validity period of the certificate, which is usually one to three years. This period starts after the certificate has been issued by the Certificate Authority and may be used by the customer for authentication and signature, by checking the certificate validity against the Root of Trust which is maintained by the Group on its IT infrastructure. Customers pay for certificates when certificates are issued and invoiced. The excess of payments over recognized revenue is shown as deferred revenue.

Semiconductors secure chips

Although they may be sold in connection with other services of the Group, they always represent distinct performance obligations.

The Group recognizes revenue when a customer takes possession of the chips, which usually occurs when the goods are delivered. Customers typically pay once goods are delivered.

SaaS

The Group’s SaaS arrangement cover the provision of cloud-based certificate life-cycle-management solutions and signing and authentication solutions, as well as cloud-based certificates for authentication purposes such as Device Attestation Certificates (DACs) for MATTER Protocol, IoT Device-to-Cloud Authentication, or Device-to-Device Authentication. The Group recognizes revenue on a straight-line basis over the service period which is usually yearly renewable. Where lifelong certificates are issued, the Group recognizes revenue when the certificate is delivered and usable by the customer.

Customers usually pay ahead of quarterly or yearly service periods; the paid amounts which have not yet been recognized as revenue are shown as deferred revenue on the balance sheet.

Software and INeS Certificate Management Platform

The Group provides software for certificates life-cycle management and signing and authentication solutions, including through its INeS Certificate Management Platform. The Group recognizes revenue when the software has been delivered or the platform has been set up, and PCS revenue over the service period which is usually one-year renewable.

Customers pay upon delivery of the software or over the PCS.

Product and services	Nature, timing of satisfaction of performance obligations and significant payment terms
Implementation, integration and other services

The Group provides services to implement and integrate multi-element cybersecurity solutions. Most of the time the solution elements are off-the-shelve non-customized components which represent distinct performance obligations. Implementation and integration services are payable when rendered, while other revenue elements are payable and recognized as per their specific description in this section.

Space and satellite technology services

The Group provides project-based space and satellite technology services, including technical studies, demonstrators, hardware-related deliverables and associated support services. These services generally represent distinct performance obligations under customer contracts. The Group recognizes revenue at a point in time when the relevant contractual deliverable or service has been performed and accepted by the customer, which generally occurs upon delivery of the technical analysis, report, demonstrator, hardware-related deliverable, or other agreed milestone. Customers typically pay upon invoicing following completion and acceptance of the relevant deliverable or milestone.

ASIC Design

The services provided are structured into Work Packages (WPs), each representing a separate performance obligation. These could include services associated with the specification/ pre-study, design, prototyping or industrialization. Revenue is recognized over time using the cost-incurred method, as customers control the asset during development and the Group has a right to payment for performance to date. Payments are made progressively based on milestones and deliverables.

ASIC Production

Each purchase order for ASIC chips represents a distinct performance obligation to provide the specified quantity and type of chips. Revenue is recognized at a point in time, specifically, when control of the chip transfers to the customer upon delivery. The Company acts as principal, managing the full production process including subcontractor coordination, quality assurance, and logistics. Customers typically pay upon delivery.

Disaggregation of revenue

The following table shows the Group’s revenues disaggregated by reportable segment and by product or service type:

Disaggregation of revenue		At one point in time			Over time			Total
USD’000	Typical payment	2025	2024	2023	2025	2024	2023	2025	2024	2023
Semiconductors segment
Secure chips	Upon delivery	14,329	10,937	30,044	—	—	—	14,329	10,937	30,044
Certificates	Upon issuance	298	39	—	24	5	14	322	44	14
Total Semiconductors segment		14,627	10,976	30,044	24	5	14	14,651	10,981	30,058
ASIC segment
ASIC Design	Milestone based	—	—	—	3,522	—	—	3,522	—	—
ASIC Production	Upon delivery	79	—	—	—	—	—	79	—	—
Total ASIC segment		79			3,522			3,601
Total Non-reportable segments		126	57	—	911	837	860	1,037	894	860
Total Revenue		14,832	11,033	30,044	4,457	842	874	19,289	11,875	30,918

For the years ended December 31, 2025, 2024, and 2023 the Group recorded no revenues related to performance obligations in prior periods.

The following table shows the Group’s revenues disaggregated by geography, based on our customers’ billing addresses:

Net sales by region	12 months ended December 31,
USD’000	2025	2024	2023
Semiconductors segment
Switzerland	518	348	1,436
Europe, Middle East and Africa	1,712	1,491	8,549
North America	9,147	7,500	16,531
Asia Pacific	3,180	1,642	3,466
Latin America	94	—	76
Total Semiconductors segment	14,651	10,981	30,058
ASIC segment
Switzerland	—	—	—
Europe, Middle East and Africa	2,214	—	—
North America	1,340	—	—
Asia Pacific	47	—	—
Total ASIC segment	3,601	—	—
Total non-reportable segments	1,037	894	860
Total net sales	19,289	11,875	30,918

*EMEA means Europe, Middle East and Africa

Contract assets, deferred revenue and contract liability

Contract assets, deferred revenue and contract liability consisted of the following:

	As at December 31,	As at December 31,
USD’000	2025	2024
Trade accounts receivables
Trade accounts receivable - Semiconductors segment	3,282	3,645
Trade accounts receivable - ASIC segment	986	—
Trade accounts receivable - Non-reportable segments	599	488
Total trade accounts receivables	4,867	4,133
Contract assets - ASIC segment	451	—
Contract assets – Non-reportable segments	16	—
Total contract assets	467	—
Customer contract liabilities – Semiconductors segment	4	83
Customer contract liabilities – ASIC segment	1,596	—
Customer contract liabilities – Non-reportable segments	173	312
Total contract liabilities	1,773	395
Deferred revenue
Deferred revenue - Semiconductors segment	21	5
Deferred revenue - ASIC segment	4	—
Deferred revenue - Non-reportable segments	81	109
Total deferred revenue	106	114
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the year	79	218

Increases or decreases in trade accounts receivable, contract assets, deferred revenue and contract liability were primarily due to normal timing differences between our performance and customer payments.

Remaining performance obligations

As of December 31, 2025, the Group expects to recognize approximately USD 653,000 of revenue from remaining performance obligations related to mPKI, IoT and ASIC contracts. The Group expects to recognize revenue for these remaining performance obligations in 2026 and 2027.

The following table shows the expected recognition over the next few years:

Estimated revenue from remaining performance obligations as at December 31, 2025	USD’000
2026	641
2027	12
Total remaining performance obligation	653